Note 19 - Fair Value Measurements - Assets Measured at Fair Value on a Nonrecurring Basis (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	¥ 81	¥ 11
Fair Value, Inputs, Level 3 [Member]
Assets, fair value, nonrecurring	15	96
Trademarks [Member]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	81	11
Trademarks [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value, nonrecurring	¥ 15	¥ 96